Schedule of Minimum Debt Repayments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Disclosure [Abstract]
2013	$ 117,856	[1]
2014	64,278	[1]
2015	64,888	[1]
2016	56,602	[1]
2017		[1]
Thereafter		[1]
Minimum Debt Repayments	303,624	[1]
Debt discount	(48,560)	[1]
Present value of net scheduled capital lease payments (See Note 14)	11,362	[1]
Total	$ 266,426	[1]

[1]	Includes minimum gold production royalty obligation payments due to Franco-Nevada Corporation for royalty covering 50% of the life of mine gold to be produced from the Palmarejo silver and gold mine in Mexico.